Note I - Components of Customer Sales Determined Based on the Location of Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
UNITED STATES
Revenues	$ 269,628	$ 298,338	$ 257,038
Revenues, Percent	66.00%	69.00%	66.00%
Foreign Countries [Member]
Revenues	$ 136,522	$ 136,587	$ 134,627
Revenues, Percent	34.00%	31.00%	34.00%
Revenues	$ 406,150	$ 434,925	$ 391,665
Revenues, Percent	100.00%	100.00%	100.00%